Schedule of borrowings term loan (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total borrowings		$ 4,672,286	$ 5,778,479
Term Loan I [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[1]	157,980	201,945
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[2]	238,778	378,323
Term Loan V [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[3]	276,040	426,589
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[4]	713,103	924,276
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[5]	1,765,182	2,014,258
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Total borrowings		71,074	81,231
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Total borrowings		$ 1,450,129	$ 1,751,857

[1]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023
[2]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests.
[3]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.
[4]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.
[5]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.